Prepaid Expenses and Other Assets (Tables)	12 Months Ended
Sep. 30, 2017
Prepaid Expense and Other Assets [Abstract]
Schedule of prepaid expenses and other assets

Prepaid expenses and other assets consist of the following:

	September 30, 2017	September 24, 2016
Prepaid expenses and other assets	$8,150	8,678
Unbilled accounts receivable	9,542	10,446
Total prepaid expenses and other assets	$17,692	19,124